GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL
Schedule of changes in the carrying amount of goodwill

	2014	2015
	RMB	RMB

Balance at beginning of year	972,531,184	1,892,507,708
Acquisition of Qunar (Note 2)	—	42,980,923,491
Acquisition of Travelfusion (Note 2)	—	687,633,024
Acquisition of an offline travel agency in 2014 and measurement period adjustment in 2015 (Note 2)	330,669,958	945,561
Acquisition of a technology company focusing on hotel customer reviews in 2014 and measurement period adjustment in 2015 (Note 2)	366,884,722	(33,564,000)
Acquisition of an online trip package service provider (Note 2)	207,981,890	—
Others	14,439,954	161,995,119

Balance at end of period.	1,892,507,708	45,690,440,903